related party transactions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) EquityInstruments $ / shares	Dec. 31, 2020 CAD ($) EquityInstruments
Transactions with key management personnel
Amount of liability accounted for restricted share unit and share options awards	$ 7,000,000	$ 10,000,000
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	7,000,000	7,000,000
Transactions with real estate joint venture and associate
Lease liabilities	$ 1,876,000,000	$ 1,837,000,000
Transactions with real estate joint ventures
Outstanding liability-accounted awards | EquityInstruments	0	0
Key management personnel
Transactions with key management personnel
Short-term benefits	$ 16,000,000	$ 14,000,000
Post-employment pension and other benefits	13,000,000	8,000,000
Share-based compensation	70,000,000	42,000,000
Total	99,000,000	$ 64,000,000
Notional value Awarded in period	16,000,000
Grant-date fair value Awarded in period	16,000,000
Number of Share options awarded (in shares)		0
Notional amount	49,000,000	$ 25,000,000
Grant date Awarded in period	$ 52,000,000	$ 33,000,000
Liability amounts accrued for share-based compensation awards to key management personnel
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,273,308	981,088
Notional value Awarded in period	$ 33,000,000	$ 25,000,000
Grant-date fair value Awarded in period	36,000,000	33,000,000
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	$ 0	$ 3,000,000
TELUS International (Cda) Inc. share options | Key management personnel
Transactions with key management personnel
Number of Share options awarded (in shares) | EquityInstruments	167,693
Notional value Awarded in period	$ 1,000,000
Grant-date fair value Awarded in period	$ 1,000,000
Number of share options exercised in share-based payment arrangement	215,973
Intrinsic value of options exercised during the period	$ 7,000,000
Weighted average share price of options exercised | $ / shares	$ 39.58
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	$ 95,000,000	$ 76,000,000
TELUS International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	437,857
Notional value Awarded in period	$ 15,000,000
Grant-date fair value Awarded in period	$ 15,000,000